Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-41680
Entity Registrant Name	Ispire Technology Inc.
Entity Central Index Key	0001948455
Entity Tax Identification Number	84-5106049
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19700 Magellan Drive
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90502
City Area Code	310
Local Phone Number	742-9975
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ISPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false